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BRIAN MCGRADY brian.mcgrady@dechert.com +1 212 698 3589 Direct +1 212 698 0453 Fax

February 15, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 732

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 732 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 733 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of receiving the Securities and Exchange Commission’s review of disclosure related to the repositioning of the Goldman Sachs Dynamic Global Equity Fund (formerly, the Goldman Sachs Equity Growth Strategy Portfolio), which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3589.

Very truly yours,

/s/ Brian McGrady
Brian McGrady